Equity Method Investments (Ecogas Holdings) (Narrative) (Details $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Vessels	Dec. 31, 2024 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 57,301	$ 42,826
Ecogas Holdings AS [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	80.00%
Ecogas Holdings AS [Member] | Diana Gas, Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Number of vessels to be built and delivered | Vessels	2
Number of additional vessels included as option | Vessels	2
Commitment amount	$ 18,464
Equity method investments	$ 7,508